TABLE OF CONTENTS

LETTER TO SHAREHOLDERS .....................................................   2

COMMENTS FROM INVESTMENT ADVISOR ...........................................   3

PORTFOLIO INVESTMENT RETURNS
         Small/Mid Cap Equity Portfolio ....................................   4
         Core Equity Portfolio .............................................   5
         Balanced Portfolio ................................................   6
         Intermediate Fixed Income Portfolio ...............................   7

SCHEDULES OF INVESTMENTS
         Small/Mid Cap Equity Portfolio ....................................   8
         Core Equity Portfolio .............................................  11
         Balanced Portfolio ................................................  15
         Intermediate Fixed Income Portfolio ...............................  20

STATEMENTS OF ASSETS AND LIABILITIES .......................................  22

STATEMENTS OF OPERATIONS ...................................................  23

STATEMENTS OF CHANGES IN NET ASSETS ........................................  24

FINANCIAL HIGHLIGHTS .......................................................  26

NOTES TO FINANCIAL STATEMENTS ..............................................  30

INDEPENDENT AUDITORS' REPORT ...............................................  32

DIRECTORY OF FUNDS' SERVICE PROVIDERS ......................................  33

INDEX DESCRIPTIONS .........................................................  33


               RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS [LOGO}

                          601 Union Street, Suite 2801
                           Seattle, Washington 98101
                                 (800) 248-6314


This report and the financial statements contained herein are provided for the general information of the shareholders of the Rainier Investment Management Mutual Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. For more information on any Fund, including charges and expenses, call (800) 248-6314 for a free prospectus. Read it carefully before you invest or send money.

                             LETTER TO SHAREHOLDERS


Dear Shareholders,

     As Chairman of Rainier Investment Management Mutual Funds and a fellow shareholder in the Funds, I'd like to express our appreciation for your valued investment in one of the four Portfolios covered in this report. If you are a new shareholder, welcome! This report, known as the "Annual Report", contains audited financial statements for the period ending March 31, 1999. The audit of the financial statements was performed by KPMG LLP.

     As you review this Report, you will find commentary describing the equity and fixed-income capital markets for the fiscal year ending March 31, 1999. Also, you will see commentaries for each of the four Portfolios, which cover the last six months, followed by investment total returns. Finally, this Report contains financial statements detailing the expenses and holdings of the Portfolios.

     The last year has been challenging for our highly diversified Growth at a Reasonable Price equity philosophy. Despite strong performance by the S&P 500 Stock Index, market breadth was extremely narrow. For example, just five stocks accounted for over 50% of the S&P return for the March quarter. At the same time, mid- and particularly small-capitalization companies were suffering bear-market losses. The Russell 2000(R) Index of smaller companies lost over 16% for the year ending March and thus underperformed the S&P 500 by nearly 35 percentage points!

     We have made a few strategic adjustments in this extreme market environment. The number of equity holdings in all of our Portfolios has been reduced. The Portfolios are still very diversified, but we wish to scrutinize our holdings even more. Our portfolio management team has increased the average capitalization in the Core and Balanced Portfolios. Much of the underperformance in those Portfolios can be attributed to diversification into companies of all sizes. Rainier is still committed to that concept, but is not blind to the narrowness of the current market. Finally, we are more willing to purchase "high-priced" growth stocks on a selective basis where fundamentals are compelling.

     We also reopened the Small/Mid Cap Equity Portfolio. The Advisor is not experiencing any difficulty managing the Portfolio; rather, its motivation is that the valuations of smaller company equities appear to be extremely attractive, and that this could be an especially opportune time to invest in small- and mid-cap stocks. We believe the reopening is in the best interests of the shareholders, and the Advisor has covered all of the expenses for the reopening, not the shareholders.

     Thank you again for your investment in the Rainier Investment Management Mutual Funds.

                                      Sincerely,


                                      /s/ J. Glenn Haber
                                      J. Glenn Haber
                                      Chairman
                                      Rainier Investment Management Mutual Funds

                        COMMENTS FROM INVESTMENT ADVISOR

     ABOUT THE ADVISOR: The Investment Advisor to the Funds is Rainier Investment Management, Inc.(R)(RIM) located in Seattle, Washington. RIM is one of America's leading investment advisory firms, managing $5.2 billion of discretionary assets for primarily institutional clients.

EQUITY COMMENTS

     The twelve-month period ending March 31, 1999 marked yet another year of strong double-digit returns for the major U.S. equity benchmarks. The Dow Jones Industrial Average pierced 10,000, and the Standard & Poor's 500 Stock Index exceeded 1,300. The journey to these unprecedented levels was, however, fraught with danger. Financial market turmoil in numerous emerging markets prevailed for much of 1998, placing enormous stress on the world monetary system.

     The Small/Mid Cap Equity, Core Equity and Balanced Portfolios faced the challenge of a continued market preference for richly valued large-capitalization growth issues. We view the extreme differential between the performance of large growth stocks and the rest of the market as highly unusual, and we see potential for a significant rebound in secondary issues in the months ahead. A critical variable for improving breadth in the U.S. market will be improvement in the global economy.

     The resilience of the U.S. stock market given the global financial crisis of 1998 was truly extraordinary. Certainly, there were weeks and months when pessimism gripped the markets. But bullish sentiment has repeatedly resurfaced. Perhaps the key reason is the perception that the internet and other technological innovations will have a revolutionary impact on the global economy. While we recognize that the oft-repeated phrase "the internet changes everything" has merit, we will not abandon our investment discipline. Strong earnings and cash flow growth with reasonable multiples are still the foundation of our approach, even in an age of euphoric "dot-com" investing.

James R. Margard, CFA;  David A. Veterane, CFA;
Peter M. Musser, CFA;  Mark H. Dawson, CFA

FIXED INCOME COMMENTS

     It was a wild ride in the fixed-income markets during the year ending March 1999, and, although the returns were positive, the road to year-end was decidedly not much fun. Interest rates rose between 30 and 70 basis points overall. The domestic economy continued to surge within an environment of low inflation and tight labor. The impeachment proceedings and the direction of Federal Reserve sentiment kept investors wary. Then the default of Russia, pressures upon Latin America and hedge fund asset dislocations led to a tremendous flight-to-quality movement into U.S. Treasuries. From mid-July until the end of August investor thinking went from confidence and no inflation or recession in sight to fears of deflation. Corporate spreads widened to twenty-year highs and the perception of deteriorating fundamentals led to market gridlock. Even off-the-run Treasuries underperformed the more liquid benchmarks.

     Then, when uncertainty was at its worst, Japan took some conservative steps toward solving its banking crisis, the United States agreed to fund the International Monetary Fund, and Brazil was in the process of diverting a devaluation. The Federal Reserve, in an attempt to restore stability, took a total of three baby steps of 25 basis points each to lower overnight rates to 4.75%. The equity market responded with a roaring rally and the bond market retreated modestly. Corporate spreads have tightened nearly to the levels of a year ago.

     Looking forward, interest rates will likely remain rangebound with an upward bias but will continue to provide competitive returns.

Patricia L. Frost, CEO;
Michael E. Raney, CFA

                          PORTFOLIO INVESTMENT RETURNS

                         Small/Mid Cap Equity Portfolio

         OBJECTIVE: The Small/Mid Cap Equity Portfolio seeks to PROVIDE INVESTORS WITH MAXIMUM LONG-TERM CAPITAL APPRECIATION. The Investment Advisor constructs a diversified portfolio of small and medium capitalization common stocks.

         COMMENTARY: It was a difficult six months for the Small/Mid Cap Equity Portfolio. The Portfolio was confronted with an unusually challenging environment-the ongoing preference of investors for high-P/E large-cap shares, and a narrow group of industries. Despite enduring some setbacks, a number of stocks in the Portfolio generated excellent results, including Forest Labs, Men's Wearhouse, Hartford Life, MindSpring, Mohawk Industries and Century Telephone. A broad-based reversal in the fortunes of small-cap stocks is not yet evident. We believe, however, that we are in the final stages of investor capitulation, and that the seeds for a powerful rally are being sown. The unprecedented gap between small- and large-cap shares is unlikely to continue. We anticipate an improvement in corporate profitability and world economic growth, both of which should restore investors' willingness to embrace the traditional rationale for investing in smaller stocks-rapid earnings growth, greater earnings leverage and higher potential return. Meanwhile, we remained focused on the foundation of our approach-earnings growth, strong cash flow and reasonable valuations.

SMALL/MID CAP EQUITY PORTFOLIO:

               Small/Mid        Russell       Russell      Russell      Consumer
              Cap Equity       Midcap(TM)     2500(TM)     2000(R)        Price
               Portfolio         Index        Index         Index         Index
               ---------         -----        -----         -----         -----
05/10/94        $10,000         $10,000       10,000      $10,000        $10,000
03/31/95         11,938          11,261       10,999       11,495         10,272
03/31/96         16,520          15,190       14,279       14,539         10,563
03/31/97         18,197          16,185       15,519       14,611         10,855
03/31/98         28,138          23,327       22,015       20,750         11,004
03/31/99         23,303          23,069       19,095       17,377         11,194


TOTAL RETURNS for Periods Ending March 31, 1999
                                                                    Inception to
                                    6 Months   1 Year   3 Years*      3/31/99*
                                    --------   ------   --------      --------
Small/Mid Cap Equity Portfolio        9.1%     (17.2)%    12.2%         18.9%
Russell Midcap(TM) Index             17.9       (1.1)     16.6          18.6
Russell 2500(TM) Index               11.8      (13.3)     10.2          14.1
Russell 2000(R) Index                10.0      (16.3)      7.7          12.0
Consumer Price Index                  0.9        1.7       2.0           2.3

*Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Small-company investing may involve greater risks and volatility, as the value of small-company stocks may be adversely affected by less-liquid markets.

                             CORE EQUITY PORTFOLIO

     OBJECTIVE: The Core Equity Portfolio seeks to maximize long-term capital appreciation. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies.

     COMMENTARY: The Core Portfolio posted sharply higher results in the six months ending March 31, rising 27.5%, exceeding the 27.3% return of the Standard & Poor's 500 Stock Index. Despite a brief and powerful rally by secondary stocks in October and November, market leadership remained concentrated in the largest growth stocks. Technology shares, in particular, generated eye-popping returns-the Portfolio's positions in America Online, Microsoft, Sun Microsystems, Tellabs, Cisco Systems and IBM notched results that were well above the major market averages. Other stocks that performed exceptionally well included Dayton Hudson, Viacom, MCI Worldcom and United Technologies. We are encouraged by the strong earnings results that have been reported in the first quarter of 1999, and believe that the favorable swing in corporate profitability will lead to an improvement in market breadth. We are therefore maintaining our positions in select secondary stocks, which we think are deeply undervalued and poised to rebound. We have also modestly increased our exposure to cyclical companies, such as Georgia Pacific and Mead, which we think will benefit from an upturn in the level of global economic growth.

                  Core Equity      Standard & Poor's        Consumer
                   Portfolio       500 Stock Index        Price Index
                   ---------       ---------------        -----------
    05/10/94        $10,000           $10,000              $10,000
    03/31/95         11,787            11,495               10,272
    03/31/96         16,341            15,190               10,563
    03/31/97         19,263            18,186               10,855
    03/31/98         28,826            26,915               11,004
    03/31/99         31,318            31,881               11,194

TOTAL RETURNS for Periods Ending March 31, 1999
                                                                   Inception to
                                      6 Months   1 Year  3 Years*     3/31/99*
                                      --------   ------  --------     --------
Core Equity Portfolio                   27.5%      8.6%    24.2%       26.3%
Standard & Poor's 500 Stock Index       27.3      18.5     28.1        26.8
Russell 1000(R) Index                   26.9      16.7     26.8        26.0
Consumer Price Index                     0.9       1.7      2.0         2.3

*Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                               BALANCED PORTFOLIO

     OBJECTIVE: The Balanced Portfolio seeks to provide investors with a balance of long-term capital appreciation and current income. The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies, investment grade intermediate-term debt securities and cash equivalent securities.

     COMMENTARY: The Balanced Portfolio recorded nearly a 17% return for the six months ending March 31. Bolstered by large positions in America Online, Microsoft and other technology stalwarts, the equity component of the Portfolio rose more than 29%. We maintained an equity exposure at the upper end of our typical range of 55-D65%, finishing the period with 64% of the assets invested in stocks, 33% in bonds and 1% in cash. The Portfolio pursues an equity strategy that is virtually the same as the Core Portfolio. Anticipating a slow but gradual improvement in global economic growth in 1999, we have modestly shifted some of our defensive holdings to those with greater cyclical exposure. As is the case with the Core Portfolio, we are also maintaining a meaningful exposure to secondary stocks that we think have the potential to recover from depressed levels. Since declining to record lows in October, interest rates have been in a generally rising trend. The composition of the Portfolio in Treasuries and high-quality intermediate-duration corporates produced outperformance relative to the broad-based indices.

                   Balanced        Balanced        Consumer
                   Portfolio        Index        Price Index
                   ---------        -----        -----------
05/10/94           $10,000         $10,000         $10,000
03/31/95            11,223          11,034          10,272
03/31/96            14,094          13,241          10,563
03/31/97            15,762          15,044          10,855
03/31/98            21,209          18,896          11,004
03/31/99            22,741          21,346          11,194

TOTAL RETURNS for Periods Ending March 31, 1999
                                                                   Inception to
                                      6 Months   1 Year  3 Years*     3/31/99*
                                      --------   ------  --------     --------
Balanced Portfolio                      16.9%      7.2%    17.3%        18.3%
Balanced Index (50/40/10)               13.4      12.8     17.3         16.8
Standard & Poor's 500 Stock Index       27.3      18.5     28.1         26.8
Lehman Brothers Govt./Corp.              0.1       6.6      7.0          7.5
  Intermediate Bond Index
Consumer Price Index                     0.9       1.7      2.0          2.3

*Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                      INTERMEDIATE FIXED INCOME PORTFOLIO

         OBJECTIVE: The Intermediate Fixed Income Portfolio seeks to provide investors with current income. The Fund invests primarily in a diversified portfolio of investment grade, intermediate-term debt securities providing current income. The Portfolio does not use risky derivative instruments.

         COMMENTARY: The last two calendar quarters were marked by rising interest rates, a narrowing of credit quality spreads and a mixed yield curve environment. Treasury yields rose between 65 and 90 basis points, but moved upward from historically low levels. Cash equivalents barely budged as the Federal Reserve took three 25-basis-point steps to lower overnight rates to 4.75%. The continued unwinding of flight-to-quality flows associated with last autumn's global financial crisis contributed to outperformance of the corporate sector over Governments. The belief that the Fed is now on hold and that rates will be less volatile going forward helped mortgage-backed products. The yield curve took a number of twists and turns ending up steeper overall. There was strong demand for market liquidity as the increasing new volume of mega-offerings by issuers was generally well received by investors. Your Portfolio, while moderately overweighted in Treasuries, emphasized off-the-run issues for incremental yield. Corporate holdings are of the highest quality, including participation by the Portfolio in the largest domestic debt offering to date of AT&T Corp. in March.

                                       Lehman
              Intermediate      Government/Corporate        Consumer
              Fixed Income          Intermediate             Price
                Portfolio            Bond Index              Index
                ---------            ----------              -----
05/10/94        $10,000               $10,000              $10,000
03/31/95         10,492                10,607               10,272
03/31/96         11,421                11,622               10,563
03/31/97         11,803                12,180               10,855
03/31/98         12,880                13,358               11,004
03/31/99         13,716                14,138               11,194

TOTAL RETURNS for Periods Ending March 31, 1999

                                                                   Inception to
                                      6 Months   1 Year  3 Years*     3/31/99*
                                      --------   ------  --------     --------
Intermediate Fixed Income Portfolio     (0.7)%    6.5%      6.3%         6.7%
Lehman Brothers Govt./Corp.
  Intermediate Bond Index                0.1      6.6       7.0          7.5
91-Day Treasury Bill Index               2.3      4.9       5.1          5.2
Consumer Price Index                     0.9      1.7       2.0          2.3

*Annualized returns. Inception date 5/10/94.

See page 33 for index descriptions. Total return assumes reinvestment of dividends and distributions. Past performance is not predictive of future results. Investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Advisor is currently limiting fund expenses, which enhances return.

                            SCHEDULES OF INVESTMENTS

                         Small/Mid Cap Equity Portfolio

March 31, 1999

COMMON STOCKS (99.24%)                                    SHARES        VALUE
--------------------------------------------------------------------------------
AUTOS AND TRANSPORTATION (3.86%)

Air Transportation (0.94%)
Airborne Freight Corporation                              78,650    $  2,447,981
Southwest Airlines Co.                                    52,143       1,577,326
                                                                    ------------
Total Air Transportation                                               4,025,307
                                                                    ------------

Auto Parts/Original Equipment (0.55%)
Arvin Industries, Inc.                                    69,850       2,353,072
                                                                    ------------
Railroads (0.90%)
Kansas City Southern Industries, Inc.                     67,800       3,864,600
                                                                    ------------
Truckers (1.47%)
USFreightways Corporation                                192,250       6,320,219
                                                                    ------------
Total Autos and Transportation                                        16,563,198
                                                                    ------------

CONSUMER DISCRETIONARY (17.86%)

Advertising Agencies (0.50%)
Catalina Marketing Corporation*                           24,875       2,136,141
                                                                    ------------
Consumer Electronics (1.09%)
Electronic Arts Inc.*                                     19,275         915,562
MindSpring Enterprises, Inc.*                             43,750       3,765,234
                                                                    ------------
  Total Consumer Electronics                                           4,680,796
                                                                    ------------
Cosmetics (0.56%)
Avon Products, Inc.                                       51,000       2,400,187
                                                                    ------------
Education Services (1.19%)
Sylvan Learning Systems, Inc.*                           186,250       5,098,594
                                                                    ------------
Electrical Household Appliances (1.07%)
Maytag Corporation                                        76,175       4,599,066
                                                                    ------------
Household Furnishings (1.16%)
Blyth Industries, Inc.*                                  211,725       5,002,003
                                                                    ------------
Leisure Time (1.36)%
Action Performance Companies, Inc.*                      193,675       5,834,459
                                                                    ------------
Restaurants (2.42%)
CEC Entertainment, Inc.*                                 102,875     $ 3,690,641
Outback Steakhouse, Inc.*                                205,125       6,717,844
                                                                    ------------
  Total Restaurants                                                   10,408,485
                                                                    ------------
Retail (6.48%)
Jones Apparel Group, Inc.*                               125,350       3,501,966
The Men's Wearhouse, Inc.*                               419,100      12,101,512
Saks Holdings, Inc.*                                     125,125       3,253,250
Staples, Inc.*                                            98,050       3,223,394
Zale Corporation*                                        168,925       5,775,123
                                                                    ------------
  Total Retail                                                        27,855,245
                                                                    ------------
Shoes (1.71%)
The Timberland Company*                                   55,600       3,506,275
Wolverine World Wide, Inc.                               404,575       3,843,463
                                                                    ------------
  Total Shoes                                                          7,349,738
                                                                    ------------
Wholesalers (0.32%)
United Stationers Inc.*                                   91,400       1,393,850
                                                                    ------------
Total Consumer Discretionary                                          76,758,564
                                                                    ------------

CONSUMER STAPLES (6.63%)

Beverages (2.92%)
Canandaigua Brands Inc.*                                 155,500       7,833,312
Suiza Foods Corporation*                                 139,950       4,714,566
                                                                    ------------
  Total Beverages                                                     12,547,878
                                                                    ------------
Drug and Grocery Store Chain (0.71%)
Rite Aid Corp.                                            53,400       1,335,000
Wild Oats Markets, Inc.*                                  63,650       1,726,506
                                                                    ------------
  Total Drug and Grocery Store Chain                                   3,061,506
                                                                    ------------
Foods (3.00%)
Corn Products International, Inc.                        163,400       3,911,388
The Earthgrains Company                                  167,125       3,708,086
The Quaker Oats Company                                   20,431       1,278,214
Smithfield Foods, Inc.*                                  176,775       4,010,583
                                                                    ------------
  Total Foods                                                         12,908,271
                                                                    ------------
TOTAL CONSUMER STAPLES                                                28,517,655
                                                                    ------------

See Accompanying Notes to Financial Statements

FINANCIAL SERVICES (17.01%)

Banks/Outside New York City (5.45%)
First American Corporation                                 279,725   $10,314,859
North Fork Bancorporation, Inc.                            168,325     3,555,866
Prime Bancshares, Inc.                                      55,750       790,953
Summit Bancorp                                             225,425     8,791,575
                                                                    ------------
  Total Banks/Outside New York City                                   23,453,253
                                                                    ------------
Finance Companies (1.58%)
Capital One Financial Corporation*                          14,500     2,189,500
The FINOVA Group Inc.                                       88,875     4,610,391
                                                                    ------------
  Total Finance Companies                                              6,799,891
                                                                    ------------
Financial/Miscellaneous (1.70%)
Nationwide Financial Services, Inc.                        174,225     7,317,450
                                                                    ------------
Insurance (2.82%)
ACE Limited                                                186,000     5,800,875
Everest Reinsurance Holdings, Inc.                          69,600     2,170,650
Hartford Life, Inc. Cl. A                                   68,225     3,752,375
Stirling Cooke Brown Holdings Limited*                      55,800       390,600
                                                                    ------------
  Total Insurance                                                     12,114,500
                                                                    ------------
Savings and Loan (3.94%)
Astoria Financial Corporation                              139,700     6,985,000
Bank United Corp. Cl. A                                    198,750     8,123,906
Golden State Bancorp Inc. Warrants*                        381,750     1,849,102
                                                                    ------------
  Total Savings and Loan                                              16,958,008
                                                                    ------------
Securities Brokerage and Services (1.52%)
Legg Mason, Inc.                                            50,075     1,686,902
Lehman Brothers Holdings Inc.*                              80,950     4,836,762
                                                                    ------------
  Total Securities Brokerage and Services                              6,523,664
                                                                    ------------
TOTAL FINANCIAL SERVICES                                              73,166,766
                                                                    ------------

HEALTH CARE (10.93%)

Drugs and Pharmaceuticals (8.32%)
Andrx Corporation*                                          39,225     3,574,378
Chiron Corporation*                                        169,950     3,728,278
Forest Laboratories, Inc.*                                 194,450    10,962,119
Genzyme Corporation*                                       216,825    10,936,111
PathoGenesis Corporation*                                  154,875     2,061,773
Teva Pharmaceuticals Industries Limited ADR                 94,775     4,495,889
                                                                    ------------
  Total Drugs and Pharmaceuticals                                     35,758,548
                                                                    ------------
Health Care Facilities (1.51%)
HCR Manor Care, Inc.*                                      189,700   $ 4,327,531
Total Renal Care Holdings Inc.*                            198,050     2,178,550
                                                                    ------------
  Total Health Care Facilities                                         6,506,081
                                                                    ------------
Health Care Management Services (0.28%)
United HealthCare Corporation                               23,250     1,223,531
                                                                    ------------
Medical and Dental Instruments and Supplies (0.82%)
Henry Schein, Inc.*                                         95,350     2,407,588
Safeskin Corporation*                                      151,650     1,127,897
                                                                    ------------
  TOTAL MEDICAL AND DENTAL INSTRUMENTS AND SUPPLIES                    3,535,485
                                                                    ------------
TOTAL HEALTH CARE                                                     47,023,645
                                                                    ------------

INTEGRATED OILS (3.39%)

Oil/Integrated Domestic (3.39%)
Amerada Hess Corporation                                    73,550     3,700,484
The Coastal Corporation                                    119,775     3,952,575
USX-Marathon Group                                         252,025     6,930,688
                                                                    ------------
  Total Oil/Integrated Domestic                                       14,583,747
                                                                    ------------

MATERIALS AND PROCESSING (10.07%)

Building Materials (0.77%)
Masco Corporation                                          118,200     3,339,150
                                                                    ------------
Chemicals (2.02%)
The BFGoodrich Company                                     253,050     8,682,778
                                                                    ------------
Diversified Materials and Processing (0.60%)
Georgia-Pacific Group*                                      34,500     2,561,625
                                                                    ------------
Diversified Production (1.18%)
Pentair Inc.                                               151,050     5,097,938
                                                                    ------------
Metal Fabricating (1.63%)
General Cable Corporation                                  245,525     2,593,358
Precision Castparts Corp.                                  109,225     4,396,306
                                                                    ------------
  Total Metal Fabricating                                              6,989,664
                                                                    ------------
Metals and Minerals/Miscellaneous (0.47%)
Titanium Metals Corporation                                351,725     2,022,419
                                                                    ------------
Paper (1.32%)
The Mead Corporation                                       184,550     5,674,912
                                                                    ------------
Textile Products (2.08%)
Mohawk Industries, Inc.                                    297,543     8,926,290
                                                                    ------------
TOTAL MATERIALS AND PROCESSING                                        43,294,776
                                                                    ------------

See Accompanying Notes to Financial Statements.

OTHER (1.78%)

Multi-Sector Companies (1.78%)
Crane Co.                                                   94,850   $ 2,294,184
Johnson Controls, Inc.                                      54,800     3,418,150
McDermott International, Incorporated                       76,200     1,928,812
                                                                    ------------
  Total Multi-Sector Companies                                         7,641,146
                                                                    ------------

OTHER ENERGY (0.82%)

Oil/Crude Producers (0.82%)
Newfield Exploration Company*                              155,500     3,518,188
                                                                    ------------

PRODUCER DURABLES (2.22%)

Identification Control and Filter Devices (0.77%)
American Power Conversion Corporation*                     122,475     3,306,825
                                                                    ------------
Machinery/Industrial and Specialty (1.16%)
Applied Power Inc.                                          83,200     2,267,200
Ingersoll-Rand Company                                      55,500     2,754,188
                                                                    ------------
  Total Machinery/Industrial and Specialty                             5,021,388
                                                                    ------------
Office Furniture and Business Equipment (0.29%)
HON INDUSTRIES Inc.                                         56,450     1,238,371
                                                                    ------------
TOTAL PRODUCER DURABLES                                                9,566,584
                                                                    ------------
TECHNOLOGY (15.73%)

Communications Technology (1.24%)
General Instrument Corporation*                             34,425     1,043,508
Tellabs, Inc.*                                              43,950     4,296,112
                                                                    ------------
  Total Communications Technology                                      5,339,620
                                                                    ------------
Computer Services, Software and Systems (6.61%)
Cadence Design Systems, Inc.*                              210,875     5,430,031
Cambridge Technology Partners (Massachusetts), Inc.*       135,425     1,879,022
Check Point Software Technologies, Ltd.*                   155,425     6,683,275
Novell, Inc.*                                              187,000     4,710,063
Symantec Corporation*                                      284,600     4,820,413
Visio Corporation*                                         132,900     3,737,812
Walker Interactive Systems, Inc.*                          277,850     1,180,862
                                                                    ------------
  Total Computer Services, Software and Systems                       28,441,478
                                                                    ------------
Computer Technology (1.32%)
Computer Sciences Corporation*                             103,025     5,685,692
                                                                    ------------
Electronics/Other (1.07%)
SLI, Inc.*                                                 219,100     4,601,100
                                                                    ------------
Electronics/Semi-Conductors (4.40%)
Analog Devices, Inc.*                                      228,375  $  6,794,156
Atmel Corporation*                                         216,500     3,288,094
Celestica Inc.*                                             88,150     2,859,366
EG&G, Inc.*                                                 60,400     1,593,050
Xilinx, Inc.*                                              108,700     4,409,144
                                                                    ------------
  Total Electronics/Semi-Conductors                                   18,943,810
                                                                    ------------
Electronics/Technology (0.74%)
Symbol Technologies, Inc.*                                  70,250     3,161,250
                                                                    ------------
Internet Services (0.35%)
ZDNet Group*                                                42,300     1,522,800
                                                                    ------------
TOTAL TECHNOLOGY                                                      67,695,750
                                                                    ------------

UTILITIES AND REITS (8.94%)

Real Estate Investment Trusts (0.71%)
LTC Properties, Inc.                                        34,625       424,156
Nationwide Health Properties, Inc.                         138,225     2,626,275
                                                                    ------------
  Total Real Estate Investment Trusts                                  3,050,431
                                                                    ------------
Utilities/Electrical (1.80%)
PECO Energy Company*                                       167,275     7,736,469
                                                                    ------------
Utilities/Gas Pipelines (0.55%)
Columbia Energy Group                                       45,037     2,353,183
                                                                    ------------
Utilities/Miscellaneous (1.66%)
New Century Energies, Inc.                                 209,800     7,146,313
                                                                    ------------

Utilities/Telecommunications (4.22%)
Century Telephone Enterprises, Inc.                        180,392    12,672,538
Frontier Corporation                                       105,725     5,484,484
                                                                    ------------
  Total Utilities/Telecommunications                                  18,157,022
                                                                    ------------
TOTAL UTILITIES AND REITS                                             38,443,418
                                                                    ------------
TOTAL COMMON STOCKS (cost $436,090,856)                             $426,773,437
                                                                    ------------


SHORT-TERM INVESTMENTS (0.40%)                           Par Value       Value
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES** (0.40%)
American Family Financial Services
  4.5696% 07-28-1999                                      $520,000      $520,000
Warner-Lambert Company
  4.5700% 07-28-1999                                       503,205       503,206
Wisconsin Corporate Central Credit Union
  4.6087% 07-13-1999                                        70,000        70,000

See Accompanying Notes to Financial Statements.

Wisconsin Electric Power Company
  4.5696% 07-14-1999                                      $600,000  $    600,000
                                                                    ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $1,693,206)                                                    1,693,206
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
  (cost $1,693,206)                                                 $  1,693,206
                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES (99.64%)
(cost $437,784,062)***                                              $428,466,643
                                                                    ------------

OTHER ASSETS LESS LIABILITIES (0.36%)                               $  1,560,907
                                                                    ------------
NET ASSETS (100.00%)                                                $430,027,550
                                                                    ============

*    Non-income producing security.
** The variable-rate securities are subject to a demand feature which reduces the remaining maturity.
***  Aggregate cost for federal income tax purposes is $441,505,812.


                          CORE EQUITY PORTFOLIO [LOGO]

MARCH 31, 1999

COMMON STOCKS (99.30%)                                     Shares       Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (3.83%)

Chemical/Major (0.55%)
E.I. du Pont de Nemours and Company                         86,200  $  5,004,988
                                                                    ------------
Chemical/Specialty (1.32%)
The BFGoodrich Company                                     349,625    11,996,508
                                                                    ------------

Metals (0.45%)
Alcoa Inc.                                                  74,760     3,079,178
Titanium Metals Corporation                                173,405       997,079
                                                                    ------------
  Total Metals                                                         4,076,257
                                                                    ------------

Paper and Forest Products (1.51%)
Georgia-Pacific Corporation*                                53,350     3,961,238
The Mead Corporation                                       318,325     9,788,494
                                                                    ------------
  Total Paper and Forest Products                                     13,749,732
                                                                    ------------
TOTAL BASIC INDUSTRY                                                  34,827,485
                                                                    ------------

CAPITAL GOODS (6.61%)

Aerospace/Industrial (1.05%)
Ingersoll-Rand Company                                     167,199     8,297,250
Precision Castparts Corp.                                   32,550     1,310,138
                                                                    ------------
  Total Aerospace/Industrial                                           9,607,388
                                                                    ------------

Capital Goods/Miscellaneous (0.63%)
General Cable Corporation                                    7,025   $    74,202
Johnson Controls, Inc.                                      91,525     5,708,872
                                                                    ------------
  Total Capital Goods/Miscellaneous                                    5,783,074
                                                                    ------------

Diversified/Manufacturing (3.02%)
Pentair Inc.                                                73,200     2,470,500
Tyco International Ltd.                                    266,700    19,135,725
United Technologies Corporation                             43,250     5,857,672
                                                                    ------------
  Total Diversified/Manufacturing                                     27,463,897
                                                                    ------------

Multi-Sector Companies (0.41%)
Crane Co.                                                  152,750     3,694,641
                                                                    ------------

Pollution Control (1.50%)
Waste Management, Inc.                                     307,800    13,658,625
                                                                    ------------
TOTAL CAPITAL GOODS                                                   60,207,625
                                                                    ------------

CONGLOMERATES (3.11%)
General Electric Company                                   256,350    28,358,719
                                                                    ------------
CONSUMER CYCLICAL (8.17%)
Appliances (0.79%)
Maytag Corporation                                         119,800     7,232,925
                                                                    ------------

Autos and Auto Parts (1.03%)
Arvin Industries, Inc.                                      44,175     1,488,145
Ford Motor Company                                         139,575     7,920,881
                                                                    ------------
  Total Autos and Auto Parts                                           9,409,026
                                                                    ------------

See Accompanying Notes to Financial Statements.

Building Materials (0.69%)
Masco Corporation                                          223,875  $  6,324,469
                                                                    ------------

Consumer Cyclical/Miscellaneous (0.65%)
Action Performance Companies, Inc.*                         84,675     2,550,834
Mohawk Industries, Inc.*                                   112,575     3,377,250
                                                                    ------------
  Total Consumer Cyclical/Miscellaneous                                5,928,084
                                                                    ------------

Office Furniture (0.25%)
HON INDUSTRIES Inc.                                        105,050     2,304,534
                                                                    ------------

Retail (4.76%)
Dayton Hudson Corporation                                  173,000    11,526,125
The Home Depot, Inc.                                       220,220    13,708,695
The Men's Wearhouse, Inc.*                                 220,662     6,371,615
Saks Holdings, Inc.*                                       194,500     5,057,000
Staples, Inc.*                                             140,150     4,607,431
Zale Corporation*                                           60,125     2,055,523
                                                                    ------------
  Total Retail                                                        43,326,389
                                                                    ------------
TOTAL CONSUMER CYCLICAL                                               74,525,427
                                                                    ------------

CONSUMER SERVICES (4.49%)

Cable Television (2.17%)
Time Warner, Inc.                                          166,825    11,855,002
Viacom Inc. Cl. B*                                          94,750     7,953,078
                                                                    ------------
  Total Cable Television                                              19,808,080
                                                                    ------------

Education (0.29%)
Sylvan Learning Systems, Inc.*                              95,230     2,606,921
                                                                    ------------

Health Care Services (1.59%)
HCR Manor Care, Inc.*                                      293,475     6,694,898
Henry Schein, Inc.*                                        105,650     2,667,663
Total Renal Care Holdings Inc.*                            145,500     1,600,500
United HealthCare Corporation                               66,525     3,500,878
                                                                    ------------
  Total Health Care Services                                          14,463,939
                                                                    ------------

Publishing/Newspapers (0.40%)
The New York Times Company Cl. A                           129,125     3,680,063
                                                                    ------------

Restaurants (0.04%)
Outback Steakhouse, Inc.*                                   11,685       382,667
                                                                    ------------
TOTAL CONSUMER SERVICES                                               40,941,670
                                                                    ------------

CONSUMER STAPLES (20.04%)

Biotechnology (0.84%)
Chiron Corporation*                                        220,650     4,840,509
Genzyme Corporation*                                        54,900  $  2,769,019
                                                                    ------------
  Total Biotechnology                                                  7,609,528
                                                                    ------------

Drugs (7.23%)
American Home Products Corporation                         141,975     9,263,869
Bristol-Myers Squibb Company                               109,325     7,030,964
Forest Laboratories, Inc.*                                 111,225     6,270,309
Johnson & Johnson*                                          76,975     7,211,595
Merck & Co, Inc.                                           352,225    28,244,042
Pharmacia & Upjohn, Inc.*                                  109,850     6,851,894
Teva Pharmaceuticals Industries Limited ADR                 20,000       948,750
                                                                    ------------
  Total Drugs                                                         65,821,423
                                                                    ------------

Foods/Beverages (5.15%)
Anheuser-Busch Companies, Inc.                             116,525     8,877,748
Canandaigua Brands, Inc.*                                  132,775     6,688,541
Corn Products International, Inc.                          149,125     3,569,680
The Earthgrains Company                                    142,700     3,166,156
PepsiCo, Inc.                                              367,110    14,386,123
The Quaker Oats Company                                    126,700     7,926,669
Smithfield Foods, Inc.*                                    101,500     2,302,781
                                                                    ------------
  Total Foods/Beverages                                               46,917,698
                                                                    ------------

Food/Drug Retail (0.84%)
Albertson's Inc.                                            76,775     4,169,842
Rite Aid Corp.                                             140,925     3,523,125
                                                                    ------------
  Total Food/Drug Retail                                               7,692,967
                                                                    ------------

Health Care (0.82%)
Guidant Corporation*                                       118,750     7,184,375
STERIS Corporation*                                         10,525       280,228
                                                                    ------------
  Total Health Care                                                    7,464,603
                                                                    ------------

Hospital Supplies (1.46%)
Baxter International Inc.                                  201,275    13,284,150
                                                                    ------------

Household Products/Cosmetics (2.93%)
Avon Products, Inc.                                        205,750     9,683,109
Blyth Industries, Inc.                                     174,550     4,123,744
Kimberly-Clark Corporation                                 101,300     4,856,069
The Procter & Gamble Company                                81,950     8,025,978
                                                                    ------------
  Total Household Products/Cosmetics                                  26,688,900
                                                                    ------------

Tobacco (0.77%)
Philip Morris Companies Inc.                               199,000     7,002,313
                                                                    ------------
TOTAL CONSUMER STAPLES                                               182,481,582
                                                                    ------------

See Accompanying Notes to Financial Statements.

ENERGY (6.10%)

Natural Gas Diversified (0.90%)
The Coastal Corporation                                    247,825  $  8,178,225
                                                                    ------------
Oil Services (0.70%)
Halliburton Company                                         99,725     3,839,412
McDermott International, Incorporated                      101,025     2,557,195
                                                                    ------------
  Total Oil Services                                                   6,396,607
                                                                    ------------

Oil/Integrated Domestic (2.36%)
Amerada Hess Corporation                                   164,925     8,297,789
USX-Marathon Group                                         478,675    13,163,562
                                                                    ------------
  Total Oil/Integrated Domestic                                       21,461,351
                                                                    ------------

Oil/Integrated International (2.14%)
Mobil Corporation                                          195,150    17,173,200
Texaco Inc.*                                                40,850     2,318,238
                                                                    ------------
  Total Oil/Integrated International                                  19,491,438
                                                                    ------------
TOTAL ENERGY                                                          55,527,621
                                                                    ------------

FINANCIAL (17.06%)

Banks (5.07%)
BANK ONE CORPORATION                                       161,250     8,878,828
BankAmerica Corporation                                     87,672     6,191,835
First American Corporation                                 130,575     4,814,953
Fleet Financial Group, Inc.                                134,550     5,062,444
PNC Bank Corp.                                             209,210    11,624,231
Summit Bancorp                                             118,875     4,636,125
U.S. Bancorp                                               146,700     4,996,969
                                                                    ------------
  Total Banks                                                         46,205,385
                                                                    ------------

Finance Companies (3.11%)
Associates First Capital Corporation                       235,662    10,604,790
The FINOVA Group Inc.                                       67,825     3,518,422
Household International, Inc.                              310,475    14,165,422
                                                                    ------------
  Total Finance Companies                                             28,288,634
                                                                    ------------

Financial/Miscellaneous (1.38%)
Morgan Stanley Dean Witter & Co.                           125,800    12,572,138
                                                                    ------------

Financial Services (3.32%)
American Express Company                                    76,775     9,021,062
Marsh & McLennan Companies, Inc.                           285,874    21,208,277
                                                                    ------------
  Total Financial Services                                            30,229,339
                                                                    ------------

Insurance (2.89%)
ACE Limited                                                 89,700  $  2,797,519
The Allstate Corporation                                   214,100     7,935,081
American International Group, Inc.                          42,625     5,141,641
Hartford Life, Inc. Cl. A                                   82,650     4,545,750
Nationwide Financial Services, Inc.                        139,380     5,853,960
                                                                    ------------
  Total Insurance                                                     26,273,951
                                                                    ------------

Savings and Loan (1.29%)
Astoria Financial Corporation                               42,100     2,105,000
Bank United Corp. Cl. A                                     80,625     3,295,547
Golden State Bancorp Inc. Warrants*                        204,925       992,605
Washington Mutual, Inc.                                    130,825     5,347,472
                                                                    ------------
  Total Savings and Loan                                              11,740,624
                                                                    ------------
TOTAL FINANCIAL                                                      155,310,071
                                                                    ------------

TECHNOLOGY (20.81%)

Computer Peripherals (0.75%)
American Power Conversion Corporation*                      79,410     2,144,070
EMC Corporation*                                            36,350     4,643,712
                                                                    ------------
  Total Computer Peripherals                                           6,787,782
                                                                    ------------

Computer Software/Services (8.29%)
America Online, Inc.*                                      158,700    23,170,200
Cadence Design Systems, Inc.*                              175,825     4,527,494
Microsoft Corporation*                                     450,510    40,376,959
Novell, Inc.*                                              164,750     4,149,641
Symantec Corporation*                                      193,425     3,276,136
                                                                    ------------
  Total Computer Software/Services                                    75,500,430
                                                                    ------------

Computer Systems (4.08%)
Hewlett-Packard Company                                    133,925     9,081,789
International Business Machines Corporation                 90,145    15,978,201
Sun Microsystems, Inc.*                                     96,550    12,074,784
                                                                    ------------
  Total Computer Systems                                              37,134,774
                                                                    ------------

Computer Technology (0.88%)
Computer Sciences Corporation*                             145,075     8,006,327
                                                                    ------------

Electronic Systems (0.01%)
Symbol Technologies, Inc.*                                   2,325       104,625
                                                                    ------------

Networking/Communications Equipment (5.05%)
Ascend Communications, Inc.*                                67,225     5,625,892
Cisco Systems, Inc.*                                       121,862    13,351,505

See Accompanying Notes to Financial Statements.

General Instrument Corporation*                             77,750  $  2,356,797
Nokia Corporation Cl. A, ADR*                               39,175     6,101,506
Northern Telecom Ltd.                                       51,165     3,178,626
Tellabs, Inc.*                                             157,595    15,404,911
                                                                    ------------
Total Networking/Communications Equipment                             46,019,237
                                                                    ------------

Semi-Conductors (1.75%)
Intel Corporation                                          134,225    15,955,997
                                                                    ------------
TOTAL TECHNOLOGY                                                     189,509,172
                                                                    ------------

TRANSPORTATION (0.65%)

Airlines/Air Freight (0.28%)
Southwest Airlines Co.                                      83,868     2,537,007
                                                                    ------------

Trucking (0.37%)
USFreightways Corporation                                  101,250     3,328,594
                                                                    ------------
TOTAL TRANSPORTATION                                                   5,865,601
                                                                    ------------

UTILITIES AND REITS (8.41%)

Communications (6.78%)
Bell Atlantic Corporation                                  339,245    17,534,726
Century Telephone Enterprises, Inc.                         85,615     6,014,454
MCI WorldCom Incorporated*                                 247,550    21,923,647
SBC Communications Inc.                                    108,050     5,091,856
US WEST, Inc.                                              203,525    11,206,595
                                                                    ------------
  Total Communications                                                61,771,278
                                                                    ------------

Electric/Natural Gas (1.44%)
Columbia Energy Group                                       99,125     5,179,281
New Century Energies, Inc.                                 171,350     5,836,609
PECO Energy Company                                         46,300     2,141,375
                                                                    ------------
  Total Electric/Natural Gas                                          13,157,265
                                                                    ------------

Real Estate Investment Trusts (0.19%)
Innkeepers USA Trust                                        87,700  $    816,706
Nationwide Health Properties, Inc.                          45,875       871,625
                                                                    ------------
  Total Real Estate Investment Trusts                                  1,688,331
                                                                    ------------
TOTAL UTILITIES AND REITS                                             76,616,874
                                                                    ------------
TOTAL COMMON STOCKS (cost $758,931,810)                             $904,171,847
                                                                    ------------

SHORT-TERM INVESTMENTS (0.61%)                         Par Value       Value
--------------------------------------------------------------------------------
Variable Rate Demand Notes** (0.61%)
Warner-Lambert Company
  4.5700% 07-28-1999                                  $  3,962,991  $  3,962,991
Wisconsin Corporate Central Credit Union
  4.6087% 07-13-1999                                     1,632,327     1,632,326
                                                                    ------------

TOTAL VARIABLE RATE DEMAND NOTES (cost $5,595,317)                     5,595,317
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (cost $5,595,317)                      $  5,595,317
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (99.91%)
  (cost $764,527,127)***                                            $909,767,164
                                                                    ------------

OTHER ASSETS LESS LIABILITIES (0.09%)                               $    820,282
                                                                    ------------

NET ASSETS (100.00%)                                                $910,587,446
                                                                    ============


*    Non-income producing security.
** The variable-rate securities are subject to a demand feature which reduces the remaining maturity.
***  Aggregate cost for federal income tax purposes is $770,370,457.

See Accompanying Notes to Financial Statements.

                               BALANCED PORTFOLIO [LOGO]

MARCH 31, 1999

LONG-TERM DEBT SECURITIES (33.73%)                     Par Value       Value
--------------------------------------------------------------------------------
CORPORATE BONDS (20.05%)

FINANCE (18.03%)

Automobile (1.76%)
Ford Motor Credit Company
  6.375% 04-15-2000                                       $190,000      $191,960
  7.500% 11-15-1999                                         25,000        25,327

General Motors Acceptance Corporation
  5.500% 12-15-2001                                        500,000       493,996
  5.750% 11-10-2003                                      1,000,000       991,971
                                                                    ------------
    Total Automobile                                                   1,703,254
                                                                    ------------

Banks (2.33%)
Citicorp
  7.125% 06-01-2003                                      1,000,000     1,037,494
NationsBank Corporation
  6.125% 07-15-2004                                      1,200,000     1,211,814
                                                                    ------------
    Total Banks                                                        2,249,308
                                                                    ------------

Consumers (3.81%)

American General Finance Corporation
  6.875% 01-15-2000                                         50,000        50,546
Avco Financial Services, Inc. Senior Note
  6.000% 08-15-2002                                        800,000       801,038
Beneficial Corporation Medium Term Note
  6.350% 12-03-2001                                        700,000       702,873
  8.050% 04-02-1999                                        450,000       450,000
Sears Roebuck Acceptance Corp. Medium Term Note
  7.110% 06-19-2001                                        650,000       667,075
Sears, Roebuck and Co.
  6.670% 07-07-2003                                      1,000,000     1,015,139
                                                                    ------------
    Total Consumers                                                    3,686,671
                                                                    ------------

Diversified (3.31%)

Associates Corporation of North America Senior Note
  5.750% 11-01-2003                                      1,000,000       991,678
  6.000% 06-15-2000                                         25,000        25,149
  7.500% 04-15-2002                                        100,000       104,993

Associates Corporation of North America
  6.375% 06-01-2000                                     $   75,000  $     75,757

Associates Corporation of North America, Medium Term Note
  6.840% 07-03-2001                                        700,000       718,021

Commercial Credit Company
  6.500% 06-01-2005                                      1,000,000     1,009,126
  6.875% 05-01-2002                                        200,000       205,302

General Electric Capital Corporation
  6.660% 05-01-2018                                         75,000        75,860
                                                                    ------------
    Total Diversified                                                  3,205,886
                                                                    ------------

Insurance (2.63%)

Hartford Life, Inc.
  6.900% 06-15-2004                                      1,000,000     1,029,476

ReliaStar Financial Corp.
  6.500% 11-15-2008                                      1,000,000     1,008,250

Travelers Property Casualty Corp.
  6.750% 04-15-2001                                        500,000       507,450
                                                                    ------------
    Total Insurance                                                    2,545,176
                                                                    ------------

Leasing Companies (0.99%)

International Lease Finance Corporation Medium Term Note
  6.250% 10-15-2000                                        500,000       505,326
  6.340% 02-01-2000                                        450,000       455,670
                                                                    ------------
    Total Leasing Companies                                              960,996
                                                                    ------------

Other (3.20%)

Dean Witter, Discover & Co.
  6.250% 03-15-2000                                         30,000        30,198
  6.750% 08-15-2000                                        200,000       203,034

Merrill Lynch & Co., Inc. Medium Term Note
  5.880% 01-15-2004                                        500,000       497,341

Merrill Lynch & Co., Inc.
  6.000% 02-12-2003                                        500,000       501,807
  7.375% 08-17-2002                                         30,000        31,347

Morgan Stanley Group Inc.
  5.750% 02-15-2001                                        500,000       499,214
  6.125% 10-01-2003                                        215,000       216,920

Salomon Smith Barney Holdings Inc.
  6.625% 07-01-2002                                      1,100,000     1,120,407
    Total Other                                                        3,100,268
                                                                    ------------
TOTAL FINANCE                                                         17,451,559
                                                                    ------------

See Accompanying Notes to Financial Statements.

INDUSTRIAL (2.02%)

Energy and Related Goods and Services (0.43%)
Texaco Capital Inc. Medium Term Note
  7.250% 08-01-2002                                       $400,000      $416,649
                                                                    ------------

Medical and Related Goods and Services (0.05%)

SmithKline Beecham Corporation Medium Term Note
  6.625% 10-01-2005                                         50,000        51,042
                                                                    ------------

Telephone (1.54%)

AT&T Corp.
  5.625% 03-15-2004                                      1,500,000     1,494,531
                                                                    ------------
TOTAL INDUSTRIAL                                                       1,962,222
                                                                    ------------
TOTAL CORPORATE BONDS                                                 19,413,781
                                                                    ------------

U.S. GOVERNMENT SECURITIES (12.59%)

U.S. TREASURY NOTES (12.59%)
  7.125% 02-29-2000                                        400,000       408,000
  6.750% 04-30-2000                                      1,000,000     1,019,063
  5.750% 10-31-2000                                        700,000       707,657
  7.750% 02-15-2001                                        970,000     1,016,985
  6.625% 03-31-2002                                        400,000       423,125
  6.375% 08-15-2002                                      2,500,000     2,591,408
  6.250% 02-15-2003                                        425,000       440,539
  5.750% 08-15-2003                                        700,000       714,219
  7.000% 07-15-2006                                      2,500,000     2,735,157
  6.500% 10-15-2006                                      2,000,000     2,131,876
                                                                    ------------
  TOTAL U.S. TREASURY NOTES                                           12,188,029
                                                                    ------------

FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (1.10%)

Hydro-Quebec
  7.375% 02-01-2003                                        350,000       369,110

Province of Ontario
  7.375% 01-27-2003                                        650,000       692,601
                                                                    ------------
TOTAL FOREIGN BONDS                                                    1,061,711
                                                                    ------------

TOTAL LONG-TERM DEBT SECURITIES (cost $32,513,544)                  $ 32,663,521
                                                                    ------------


COMMON STOCKS (64.71%)                                    Shares       Value
--------------------------------------------------------------------------------
BASIC INDUSTRY (2.76%)

Chemical/Major (0.39%)
E.I. du Pont de Nemours and Company                          6,400  $    371,600
                                                                    ------------

Chemical/Specialty (1.10%)
The BFGoodrich Company                                      31,125     1,067,977
                                                                    ------------

Metals (0.23%)
Alcoa Inc.                                                   5,450       224,472
                                                                    ------------

Paper and Forest Products (1.04%)
Georgia-Pacific Corporation*                                 3,800       282,150
The Mead Corporation                                        23,475       721,856
                                                                    ------------
  Total Paper and Forest Products                                      1,004,006
                                                                    ------------
TOTAL BASIC INDUSTRY                                                   2,668,055
                                                                    ------------

CAPITAL GOODS (4.72%)

Aerospace/Industrial (0.80%)
Ingersoll-Rand Company                                      12,000       595,500
Precision Castparts Corp.                                    4,500       181,125
                                                                    ------------
  Total Aerospace/Industrial                                             776,625
                                                                    ------------

Diversified/Manufacturing (2.14%)
Pentair Inc.                                                 5,050       170,437
Tyco International Ltd.                                     20,200     1,449,350
United Technologies Corporation                              3,350       453,716
                                                                    ------------
  Total Diversified/Manufacturing                                      2,073,503
                                                                    ------------

Miscellaneous (0.43%)
Johnson Controls, Inc.                                       6,725       419,472
                                                                    ------------

Multi-Sector Companies (0.36%)
Crane Co.                                                   14,400       348,300
                                                                    ------------

Pollution Control (0.99%)
Waste Management, Inc.                                      21,550       956,281
                                                                    ------------
TOTAL CAPITAL GOODS                                                    4,574,181
                                                                    ------------

CONGLOMERATES (1.58%)

General Electric Company                                    13,875     1,534,922
                                                                    ------------

CONSUMER CYCLICAL (5.50%)

Appliances (0.52%)
Maytag Corporation                                           8,325       502,622
                                                                    ------------

See Accompanying Notes to Financial Statements.

Autos and Auto Parts (0.70%)
Arvin Industries, Inc.                                       3,575  $    120,433
Ford Motor Company                                           9,800       556,150
                                                                    ------------
  Total Autos and Auto Parts                                             676,583
                                                                    ------------

Building Materials (0.41%)
Masco Corporation                                           14,000       395,500
                                                                    ------------

Consumer Cyclical/Miscellaneous (0.51%)
Action Performance Companies, Inc.*                          7,750       233,469
Mohawk Industries, Inc.*                                     8,800       264,000
                                                                    ------------
  Total Consumer Cyclical/Miscellaneous                                  497,469
                                                                    ------------

Office Furniture (0.15%)
HON INDUSTRIES Inc.                                          6,875       150,820
                                                                    ------------

Retail (3.21%)
Dayton Hudson Corporation                                   12,700       846,137
The Home Depot, Inc.                                        15,675       975,769
The Men's Wearhouse, Inc.*                                  14,850       428,794
Saks Holdings, Inc.*                                        13,050       339,300
Staples, Inc.*                                              10,650       350,119
Zale Corporation*                                            4,800       164,100
                                                                    ------------
  Total Retail                                                         3,104,219
                                                                    ------------
TOTAL CONSUMER CYCLICAL                                                5,327,213
                                                                    ------------

CONSUMER SERVICES (3.00%)

Cable Television (1.59%)

Time Warner, Inc.                                           11,575       822,549
Viacom Inc. Cl. B*                                           8,575       719,764
                                                                    ------------
  Total Cable Television                                               1,542,313
                                                                    ------------

Education (0.15%)
Sylvan Learning Systems, Inc.*                               5,462       149,522
                                                                    ------------

Health Care Services (0.92%)
HCR Manor Care, Inc.*                                       18,325       418,039
Henry Schein, Inc.*                                          4,600       116,150
Total Renal Care Holdings Inc.*                             10,125       111,375
United HealthCare Corporation                                4,650       244,706
                                                                    ------------
  Total Health Care Services                                             890,270
                                                                    ------------

Publishing/Newspapers (0.34%)
The New York Times Company                                  11,475       327,038
                                                                    ------------

Restaurants (0.00%)
Outback Steakhouse, Inc.*                                        1            16
                                                                    ------------

  TOTAL CONSUMER SERVICES                                              2,909,159
                                                                    ------------

CONSUMER STAPLES (13.18%)

Biotechnology (0.55%)
Chiron Corporation*                                         17,275  $    378,970
Genzyme Corporation*                                         3,025       152,574
                                                                    ------------
  Total Biotechnology                                                    531,544
                                                                    ------------

Drugs (4.83%)
American Home Products Corporation                           9,900       645,975
Bristol-Myers Squibb Company                                 6,850       440,541
Forest Laboratories, Inc.*                                   7,700       434,087
Johnson & Johnson*                                           5,350       501,228
Merck & Co, Inc.                                            25,050     2,008,697
Pharmacia & Upjohn, Inc.*                                    7,625       475,609
Teva Pharmaceuticals Industries Limited ADR                  3,650       173,147
                                                                    ------------
  Total Drugs                                                          4,679,284
                                                                    ------------

Foods/Beverages (3.16%)
Anheuser-Busch Companies, Inc.                               6,625       504,742
Canandaigua Brands, Inc.*                                    8,950       450,856
Corn Products International, Inc.                            9,650       230,997
The Earthgrains Company                                     11,375       252,383
PepsiCo, Inc.                                               25,950     1,016,916
The Quaker Oats Company                                      7,500       469,219
Smithfield Foods, Inc.*                                      6,025       136,692
                                                                    ------------
  Total Foods/Beverages                                                3,061,805
                                                                    ------------

Food/Drug Retail (0.75%)
Albertson's Inc.                                             8,900       483,381
Rite Aid Corp.                                               9,475       236,875
                                                                    ------------
  Total Food/Drug Retail                                                 720,256
                                                                    ------------

Health Care (0.52%)
Guidant Corporation*                                         8,350       505,175
                                                                    ------------

Hospital Supplies (0.94%)
Baxter International Inc.                                   13,825       912,450
                                                                    ------------

Household Products/Cosmetics (1.92%)
Avon Products, Inc.                                         13,125       617,695
Blyth Industries, Inc.                                      11,975       282,910
Kimberly-Clark Corporation                                   8,350       400,278
The Procter & Gamble Company                                 5,675       555,795
                                                                    ------------
  Total Household Products/Cosmetics                                   1,856,678
                                                                    ------------

Tobacco (0.51%)
Philip Morris Companies Inc.                                14,000       492,625
                                                                    ------------
TOTAL CONSUMER STAPLES                                                12,759,817
                                                                    ------------

See Accompanying Notes to Financial Statements.

ENERGY (3.97%)

Natural Gas Diversified (0.60%)
The Coastal Corporation                                     17,750  $    585,750
                                                                    ------------

Oil/Integrated Domestic (1.54%)
Amerada Hess Corporation                                    11,175       562,242
USX-Marathon Group                                          33,650       925,375
                                                                    ------------
  Total Oil/Integrated Domestic                                        1,487,617
                                                                    ------------

Oil/Integrated International (1.42%)
Mobil Corporation                                           13,775     1,212,200
Texaco Inc.*                                                 2,850       161,738
                                                                    ------------
  Total Oil/Integrated International                                   1,373,938
                                                                    ------------

Oil Services (0.41%)
Halliburton Company*                                         5,700       219,450
McDermott International, Incorporated                        6,900       174,656
                                                                    ------------
  Total Oil Services                                                     394,106
                                                                    ------------
TOTAL ENERGY                                                           3,841,411
                                                                    ------------

FINANCIAL (10.87%)

Banks (3.39%)
BANK ONE CORPORATION                                        11,600       638,725
BankAmerica Corporation                                      6,015       424,809
First American Corporation                                  11,000       405,625
Fleet Financial Group, Inc.                                  6,450       242,681
PNC Bank Corp.                                              13,500       750,094
Summit Bancorp                                              12,175       474,825
U.S. Bancorp                                                10,100       344,031
                                                                    ------------
  Total Banks                                                          3,280,790
                                                                    ------------

Finance Companies (2.06%)
Associates First Capital Corporation                        16,348       735,660
The FINOVA Group Inc.                                        4,950       256,781
Household International, Inc.                               21,950     1,001,469
                                                                    ------------
  Total Finance Companies                                              1,993,910
                                                                    ------------

Financial/Miscellaneous (0.47%)
Morgan Stanley Dean Witter & Co.                             4,550       454,715
                                                                    ------------

Financial Services (2.24%)
American Express Company                                     5,350       628,625
Marsh & McLennan Companies, Inc.                            20,775     1,541,245
                                                                    ------------
  Total Financial Services                                             2,169,870
                                                                    ------------

Insurance (1.81%)
ACE Limited                                                  6,025    $  187,905
The Allstate Corporation                                    13,500       500,344
American International Group, Inc.                           3,125       376,953
Hartford Life, Inc. Cl. A                                    3,900       214,500
Nationwide Financial Services, Inc.                         11,325       475,650
                                                                    ------------
  Total Insurance                                                      1,755,352
                                                                    ------------

Savings and Loan (0.90%)
Astoria Financial Corporation                                3,375       168,750
Bank United Corp. Cl. A                                      6,275       256,491
Golden State Bancorp Inc. Warrants*                         15,900        77,016
Washington Mutual, Inc.                                      9,000       367,875
                                                                    ------------
  Total Savings and Loan                                                 870,132
                                                                    ------------
TOTAL FINANCIAL                                                       10,524,769
                                                                    ------------

TECHNOLOGY (13.35%)

Computer Peripherals (0.55%)
American Power Conversion Corporation*                       5,400       145,800
EMC Corporation*                                             3,050       389,638
                                                                    ------------
  Total Computer Peripherals                                             535,438
                                                                    ------------

Computer Software/Services (5.39%)
America Online, Inc.*                                       10,575     1,543,950
Cadence Design Systems, Inc.*                               13,825       355,994
Microsoft Corporation*                                      32,700     2,930,737
Novell, Inc.*                                                8,900       224,169
Symantec Corporation*                                        9,800       165,988
                                                                    ------------
  Total Computer Software/Services                                     5,220,838
                                                                    ------------

Computer Systems (2.73%)
Hewlett-Packard Company                                      9,700       657,781
International Business Machines Corporation                  6,250     1,107,813
Sun Microsystems, Inc.*                                      6,975       872,311
                                                                    ------------
  Total Computer Systems                                               2,637,905
                                                                    ------------

Computer Technology (0.57%)
Computer Sciences Corporation*                              10,075       556,014
                                                                    ------------

Networking/Communications Equipment (2.96%)
Ascend Communications, Inc.*                                 3,650       305,459
Cisco Systems, Inc.*                                         8,237       902,466
General Instrument Corporation*                                800        24,250

Nokia Corporation Cl. A, ADR*                                2,700    $  420,525
Northern Telecom Inc.                                        3,475       215,884
Tellabs, Inc.*                                              10,175       994,606
                                                                    ------------
  Total Networking/Communications Equipment                            2,863,190
                                                                    ------------
Semi-Conductors (1.15%)
Intel Corporation                                            9,400     1,117,425
                                                                    ------------
TOTAL TECHNOLOGY                                                      12,930,810
                                                                    ------------

TRANSPORTATION (0.58%)

Airlines/Air Freight (0.21%)
Southwest Airlines Co.                                       6,700       202,675
                                                                    ------------
Trucking (0.37%)
USFreightways Corporation                                   11,025       362,447
                                                                    ------------
Total Transportation                                                     565,122
                                                                    ------------

UTILITIES AND REITS (5.20%)

Communications (4.29%)
Bell Atlantic Corporation                                   22,250     1,150,047
Century Telephone Enterprises, Inc.                          5,725       402,181
MCI WorldCom Incorporated*                                  17,900     1,585,269
SBC Communications Inc.                                      6,625       312,203
US WEST, Inc.                                               12,800       704,800
                                                                    ------------
  Total Communications                                                 4,154,500
                                                                    ------------

Electric/Natural Gas (0.91%)
Columbia Energy Group                                        7,050       368,362
New Century Energies, Inc.                                  12,075       411,305
PECO Energy Company                                          2,100        97,125
                                                                    ------------
  Total Electric/Natural Gas                                             876,792
                                                                    ------------
TOTAL UTILITIES AND REITS                                              5,031,292
                                                                    ------------
TOTAL COMMON STOCKS (cost $52,257,333)                              $ 62,666,751
                                                                    ------------


SHORT-TERM INVESTMENTS (1.18%)                          Par Value        Value
--------------------------------------------------------------------------------
Variable Rate Demand Notes** (1.18%)
General Mills, Inc.
  4.5438% 11-08-1999                                   $ 1,143,847  $  1,143,847
                                                                    ------------

  TOTAL VARIABLE RATE DEMAND NOTES (cost $1,143,847)                   1,143,847
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (cost $1,143,847)                      $  1,143,847
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (99.62%)
(cost $85,914,724)***                                               $ 96,474,119
                                                                    ------------

OTHER ASSETS LESS LIABILITIES (0.38%)                               $    369,760
                                                                    ------------

NET ASSETS (100.00%)                                                $ 96,843,879
                                                                    ============

*    Non-income producing security.
** The variable-rate securities are subject to a demand feature which reduces the remaining maturity.
***  Aggregate cost for federal income tax purposes is $86,297,410.

                   INTERMEDIATE FIXED INCOME PORTFOLIO [LOGO]

MARCH 31, 1999

LONG-TERM DEBT SECURITIES (92.24%)                      Par Value        Value

CORPORATE BONDS (39.94%)

FINANCE (29.06%)

Automobile (2.99%)
Ford Motor Credit Company
  6.375% 04-15-2000                                        $75,000       $75,774
  7.500% 11-15-1999                                         25,000        25,327
General Motors Acceptance Corporation, Medium Term Note
  6.500% 12-06-2004                                        500,000       509,040
                                                                    ------------
    Total Automobile                                                     610,141
                                                                    ------------

Banks (3.99%)
Bank One, N.A (3.99%)
  7.375% 12-01-2002                                        780,000       814,433
                                                                    ------------

Consumer (5.42%)
Beneficial Corporation, Medium Term Note
  6.510% 12-03-2003                                        500,000       502,633
Household Finance Corporation, Medium Term Note
  7.000% 09-18-2001                                        600,000       603,761
                                                                    ------------
    Total Consumer                                                     1,106,394
                                                                    ------------

Credit Card (0.49%)
Discover Credit Corp
  8.350% 05-06-1999                                        100,000       100,232
                                                                    ------------

Diversified (4.63%)
American General Finance Corporation
  6.875% 01-15-2000                                         25,000        25,273
Associates Corporation of North America
  7.500% 05-15-1999                                        100,000       100,254
Associates Corporation of North America,
  Medium Term Note
  6.375% 06-01-2000                                         25,000        25,252
Associates Corporation of North America,
  Medium Term Senior Note
  6.840% 07-03-2000                                        300,000       307,723
Commercial Credit Company
  6.500% 06-01-2005                                       $300,000  $    302,738
General Electric Capital Corporation
  6.660% 05-01-2018                                        180,000       182,065
                                                                    ------------
    Total Diversified                                                    943,305
                                                                    ------------

Leasing Companies (0.99%)
International Lease Finance Corporation,
  Medium Term Note
  6.250% 10-15-2000                                        200,000       202,130

Other (10.55%)
Merrill Lynch & Co., Inc., Medium Term Note
  5.880% 01-15-2004                                        375,000       373,006
Dean Witter, Discover & Co.
  6.250% 03-15-2000                                         40,000        40,264
Morgan Stanley Dean Witter & Co.
  5.625% 01-20-2004                                        500,000       494,073
Morgan Stanley Group Inc.
  6.125% 10-01-2003                                        200,000       201,786
  6.375% 12-05-2003                                         25,000        25,412
Salomon Smith Barney Holdings Inc.
  6.625% 07-01-2002                                      1,000,000     1,018,552
                                                                    ------------
    Total Other                                                        2,153,093
                                                                    ------------
TOTAL FINANCE                                                          5,929,728
                                                                    ------------

INDUSTRIAL (10.88%)

Consumer (4.97%)
Sears, Roebuck and Co.
  6.670% 07-07-2003                                      1,000,000     1,015,139
                                                                    ------------

Retail/Apparel and Shoes (2.00%)
Nordstrom Credit, Inc., Medium Term Note
  7.890% 02-14-2000                                        400,000       407,488
                                                                    ------------

Telephone (3.91%)
AT&T Corp
  5.625% 03-15-2004                                        800,000       797,083
                                                                    ------------
TOTAL INDUSTRIAL                                                       2,219,710
                                                                    ------------

TOTAL CORPORATE BONDS                                                  8,149,438
                                                                    ------------

See Accompanying Notes to Financial Statements.

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (50.40%)

U.S. TREASURY OBLIGATIONS (50.40%)

Certificate of Accrual on Treasury Securities
  0.000% 11-15-1999                                       $100,000  $     97,136
                                                                    ------------

U.S. Treasury Notes
  7.500% 11-15-2001                                        600,000       634,688
  6.625% 03-31-2002                                      1,000,000     1,040,625
  6.375% 08-15-2002                                      1,200,000     1,243,876
  5.750% 08-15-2003                                      1,500,000     1,530,469
  7.250% 05-15-2004                                      1,000,000     1,089,688
  7.000% 07-15-2006                                      2,300,000     2,516,345
  6.500% 10-15-2006                                      2,000,000     2,131,876
                                                                    ------------
  Total U.S. Treasury Notes                                           10,187,567
                                                                    ------------

TOTAL U.S. TREASURY OBLIGATIONS                                       10,284,703
                                                                    ------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS                        $ 10,284,703
                                                                    ------------

FOREIGN BONDS (U.S. DOLLAR DENOMINATED) (1.90%)
HydroQuebec
  7.375% 02-01-2003                                        125,000       131,825
Province of Ontario
  7.375% 01-27-2003                                        240,000       255,730
                                                                    ------------
TOTAL FOREIGN BONDS                                                      387,555
                                                                    ------------

TOTAL LONG-TERM DEBT SECURITIES (cost $18,717,255)                  $ 18,821,696
                                                                    ------------


SHORT-TERM INVESTMENTS (6.72%)                         Par Value       Value
--------------------------------------------------------------------------------
Variable Rate Demand Notes** (6.72%)
General Mills, Inc.
  4.544% 11-08-1999                                       $171,499  $    171,499
Pitney Bowes Inc.
  4.544% 08-03-1999                                        478,371       478,371
Wisconsin Corporate Central Credit Union
  4.609% 07-13-1999                                        721,438       721,438
                                                                    ------------

TOTAL VARIABLE RATE DEMAND NOTES (cost $1,371,308)                     1,371,308
                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS (cost $1,371,308)                      $  1,371,308
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES (98.96%)
(cost $20,088,563)***                                               $ 20,193,004
                                                                    ------------
OTHER ASSETS LESS LIABILITIES (1.04%)                               $    212,148
                                                                    ------------
NET ASSETS (100.00%)                                                $ 20,405,152
                                                                    ============

** The variable-rate securities are subject to a demand feature which reduces the remaining maturity.

***  Aggregate cost for federal income tax purposes is $20,088,563.

See Accompanying Notes to Financial Statements.

                      STATEMENTS OF ASSETS AND LIABILITIES

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 1999

                                                  Small/Mid                                   Intermediate
                                                  Cap Equity     Core Equity     Balanced     Fixed Income
                                                  Portfolio       Portfolio      Portfolio     Portfolio
                                                  ---------       ---------      ---------     ---------
ASSETS
Investments in securities at
market value (Note 2)
(cost of $437,784,062, $764,527,127,
$85,914,724 and $20,088,563 respectively)      $ 428,466,643    $909,767,164   $ 96,474,119    $20,193,004
Cash                                                      --          10,487             --             --
Receivables
  Investment securities sold 6,719,070             3,593,838         275,245             --
  Fund shares sold                                   181,870         153,777         56,497             --
  Dividends and interest                             243,928         899,360        657,345        334,741
Net deferred organization costs                        1,586           1,586          1,586          1,586
Prepaid expenses                                      28,925          66,933         24,305            277
                                               -------------    ------------   ------------    -----------
    Total assets                                 435,642,022     914,493,145     97,489,097     20,529,608
                                               -------------    ------------   ------------    -----------

LIABILITIES
Cash overdraft due to custodian                           --              --          8,099             --
Payables for investment securities
  purchased                                        5,023,160       2,347,011         60,037             --
Fund shares redeemed                                  92,944         678,973          2,003             --
Distributions to shareholders                             --              --        469,741         99,992
Due to Investment Advisor (Note 3)                   421,795         767,781         72,138          8,397
Deferred Trustees Compensation (Note 5)                1,823           3,038            608            608
Other accrued expenses                                74,750         108,896         32,592         15,459
                                               -------------    ------------   ------------    -----------
   Total liabilities                               5,614,472       3,905,699        645,218        124,456
                                               -------------    ------------   ------------    -----------
Net assets                                     $ 430,027,550    $910,587,446   $ 96,843,879    $20,405,152
                                               =============    ============   ============    ===========

COMPOSITION OF NET ASSETS
  Paid-in capital                              $ 467,970,423    $750,345,981   $ 84,985,444    $20,303,828
  Accumulated undistributed net investment
    income (loss)                                      5,158          95,100         (8,273)        (3,836)
  Accumulated undistributed net realized
    gain (loss) on investments                   (28,630,612)     14,906,328      1,307,313            719
  Net unrealized appreciation (depreciation)
    on investments                                (9,317,419)    145,240,037     10,559,395        104,441
                                               -------------    ------------   ------------    -----------
Net assets                                     $ 430,027,550    $910,587,446   $ 96,843,879    $20,405,152
                                               =============    ============   ============    ===========

Number of shares issued and outstanding
  (unlimited shares authorized) no par value      21,706,014      35,930,533      5,799,268      1,666,530
                                               =============    ============   ============    ===========

Net asset value per share                      $       19.81    $      25.34   $      16.70    $     12.24
                                               =============    ============   ============    ===========

See Accompanying Notes to Financial Statements.

                            STATEMENTS OF OPERATIONS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR THE FISCAL YEAR ENDING MARCH 31, 1999

                                                        Small/Mid        Core                      Intermediate
                                                        Cap Equity      Equity        Balanced     Fixed Income
                                                        Portfolio      Portfolio      Portfolio      Portfolio
                                                        ---------      ---------      ---------      ---------
INVESTMENT INCOME
Income
 Dividend income                                      $   5,974,359    $10,324,729   $   719,665    $        --
 Interest income                                            323,397        607,293     1,797,695      1,106,051
                                                      -------------    -----------   -----------    -----------
   Total income                                           6,297,756     10,932,022     2,517,360      1,106,051
                                                      -------------    -----------   -----------    -----------

Expenses
  Investment advisory fees (Note 3)                       4,406,813      6,039,183       592,133         92,971
  Custodian fees                                            147,621        214,778        44,892          3,832
  Administration fees (Note 3)                              245,534        331,567        84,586         18,598
  Fund accounting fees                                       60,189         67,319        34,550         26,332
  Transfer agent fees                                        41,556         48,763        15,199          5,981
  Legal fees                                                  8,359         14,945         2,211            551
  Distribution fees (Note 3)                              1,296,121      2,013,061       211,476         18,598
  Insurance                                                   5,847          8,052           854            245
  Audit fees                                                 24,764         38,349         7,242          7,219
  Miscellaneous fees                                         21,394         37,339         5,022          1,857
  Reports to shareholders                                    71,871         69,186        13,510          4,000
  Registration fees                                         158,510        204,929        12,567          4,001
  Trustees fees                                               8,710         12,306         5,145          5,111
  Amortization of deferred organization costs                 4,249          4,249         4,249          4,249
                                                      -------------    -----------   -----------    -----------
    Total expenses                                        6,501,538      9,104,026     1,033,636        193,545
    Less: expenses reimbursed/waived (Note 3)                    --             --       (27,004)       (90,188)
                                                      -------------    -----------   -----------    -----------
    Net expenses                                          6,501,538      9,104,026     1,006,632        103,357
                                                      -------------    -----------   -----------    -----------
Net investment income (loss)                               (203,782)     1,827,996     1,510,728      1,002,694
                                                      -------------    -----------   -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments sold            (28,570,141)    31,449,581     4,358,246        422,596
Net change in unrealized appreciation
  (depreciation) on investments                         (79,168,758)    37,171,114     2,497,259       (301,373)
                                                      -------------    -----------   -----------    -----------
Net gain (loss) on investments                         (107,738,899)    68,620,695     6,855,505        121,223
                                                      -------------    -----------   -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           ($107,942,681)   $70,448,691   $ 8,366,233    $ 1,123,917
                                                      =============    ===========   ===========    ===========


See Accompanying Notes to Financial Statements.

                      STATEMENTS OF CHANGES IN NET ASSETS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

                                            Small/Mid Cap Equity Portfolio          Core Equity Portfolio
                                            -------------------------------   --------------------------------
                                            For the fiscal   For the fiscal    For the fiscal   For the fiscal
                                              year ending      year ending       year ending      year ending
                                                03/31/99         03/31/98          03/31/99         03/31/98
                                            --------------   --------------    --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)              ($    203,782)   ($    183,051)   $   1,827,996    $   1,616,874
  Net realized gain (loss) on investments
    sold                                      (28,570,141)      41,050,081       31,449,581       66,867,764
  Net change in unrealized appreciation
    (depreciation) on investments             (79,168,758)      69,643,055       37,171,114      104,559,153
                                            -------------    -------------    -------------    -------------
    Increase (decrease) in net assets
      resulting from operations              (107,942,681)     110,510,085       70,448,691      173,043,791
                                            -------------    -------------    -------------    -------------
Distributions to shareholders
  From net investment income                      (42,403)         (13,604)      (2,181,041)      (1,469,662)
  From net realized gain on investments
    sold                                      (19,938,706)     (31,425,265)     (42,700,545)     (62,718,809)
                                            -------------    -------------    -------------    -------------
      Total distributions                     (19,981,109)     (31,438,869)     (44,881,586)     (64,188,471)
                                            -------------    -------------    -------------    -------------

Capital share transactions
  Proceeds from shares sold                   278,151,655      340,494,460      408,690,850      364,293,961
  Net asset value of shares issued on
    reinvestment of distributions              19,640,243       30,892,800       43,346,167       61,029,604
  Cost of shares redeemed                    (255,522,649)     (71,117,233)    (265,681,232)     (96,143,437)
                                            -------------    -------------    -------------    -------------
    Net increase from capital share
      transactions                             42,269,249      300,270,027      186,355,785      329,180,128
                                            -------------    -------------    -------------    -------------
Net increase (decrease) in net assets         (85,654,541)     379,341,243      211,922,890      438,035,448

NET ASSETS
Beginning of period                           515,682,091      136,340,848      698,664,556      260,629,108
                                            -------------    -------------    -------------    -------------
End of period                               $ 430,027,550    $ 515,682,091    $ 910,587,446    $ 698,664,556
                                            =============    =============    =============    =============

CHANGE IN SHARES OUTSTANDING
Shares sold                                    12,280,568       15,058,868       17,068,322       15,990,331
Shares issued on reinvestment of
  distributions                                   967,976        1,419,060        1,878,898        2,845,203
Shares redeemed                               (12,232,763)      (3,138,581)     (11,335,251)      (4,261,129)
                                            -------------    -------------    -------------    -------------
    Net increase in shares outstanding          1,015,781       13,339,347        7,611,969       14,574,405
                                            =============    =============    =============    =============

See Accompanying Notes to Financial Statements.

                                                                                        Intermediate Fixed
                                                       Balanced Portfolio                Income Portfolio
                                                 ------------------------------   -------------------------------
                                                 For the fiscal  For the fiscal   For the fiscal   For the fiscal
                                                  year ending     year ending      year ending      year ending
                                                    03/31/99        03/31/98         03/31/99         03/31/98
                                                 --------------  --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income (loss)                     $  1,510,728    $  1,110,474    $  1,002,694    $  1,174,187
  Net realized gain (loss) on investments sold        4,358,246       6,644,465         422,596          12,053
  Net change in unrealized appreciation
    (depreciation) on investments                     2,497,259       8,026,713        (301,373)        615,125
                                                   ------------    ------------    ------------    ------------
       Increase (decrease) in net assets
         resulting from operations                    8,366,233      15,781,652       1,123,917       1,801,365
                                                   ------------    ------------    ------------    ------------
Distributions to shareholders
  From net investment income                         (1,518,814)     (1,106,230)     (1,002,770)     (1,165,960)
  From net realized gain on investments sold         (5,222,707)     (7,227,079)       (450,583)             --
                                                   ------------    ------------    ------------    ------------
    Total distributions                              (6,741,521)     (8,333,309)     (1,453,353)     (1,165,960)
                                                   ------------    ------------    ------------    ------------

Capital share transactions
  Proceeds from shares sold                          36,319,404      24,528,609       8,934,910       4,057,430
  Net asset value of shares issued on
    reinvestment of distributions                     6,517,285       8,173,577       1,450,801       1,159,961
  Cost of shares redeemed                           (20,341,670)     (8,056,659)     (9,612,188)     (5,195,120)
                                                   ------------    ------------    ------------    ------------
    Net increase from capital share transactions     22,495,019      24,645,527         773,523          22,271
                                                   ------------    ------------    ------------    ------------
Net increase (decrease) in net assets                24,119,731      32,093,870         444,087         657,676

NET ASSETS
Beginning of period                                  72,724,148      40,630,278      19,961,065      19,303,389
                                                   ------------    ------------    ------------    ------------
End of period                                      $ 96,843,879    $ 72,724,148    $ 20,405,152    $ 19,961,065
                                                   ============    ============    ============    ============

CHANGE IN SHARES OUTSTANDING
Shares sold                                           2,295,716       1,535,463         705,059         325,627
Shares issued on reinvestment of distributions          412,053         533,121         115,787          94,075
Shares redeemed                                      (1,241,975)       (487,729)       (758,029)       (414,956)
                                                   ------------    ------------    ------------    ------------
    Net increase in shares outstanding                1,465,794       1,580,855          62,817           4,746
                                                   ============    ============    ============    ============

See Accompanying Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS

     The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report. The calculations are based on a share outstanding for each period.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                Small/Mid Cap Equity Portfolio
                                         -----------------------------------------------------------------------------
                                         For the fiscal  For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                           year ending     year ending    year ending     year ending       through
                                             03/31/99        03/31/98       03/31/97       03/31/96        03/31/95*
                                         --------------  --------------  --------------  --------------  -------------
Net asset value, beginning of period         $  24.92        $  18.54        $  17.89       $  13.89       $ 12.00
                                             --------        --------        --------       --------       -------
Income from investment operations
  Net investment income (loss)                  (0.01)          (0.01)           0.05           0.05          0.10
  Net realized and unrealized gain
    (loss) on investments                       (4.24)           8.71            2.43           5.17          2.18
                                             --------        --------        --------       --------       -------
      Total from investment operations          (4.25)           8.70            2.48           5.22          2.28
                                             --------        --------        --------       --------       -------

Distributions
  From net investment income                    (0.01)          (0.01)          (0.06)         (0.06)        (0.07)
  From net realized gains                       (0.85)1         (2.31)          (1.77)         (1.16)        (0.32)
                                             --------        --------        --------       --------       -------
      Total distributions                       (0.86)          (2.32)          (1.83)         (1.22)        (0.39)
                                             --------        --------        --------       --------       -------
Net asset value, end of period               $  19.81        $  24.92        $  18.54       $  17.89       $ 13.89
                                             ========        ========        ========       ========       =======
Total return                                   (17.18%)         48.68%          14.57%         38.38%        19.38%+
                                             ========        ========        ========       ========       =======
Net assets at end of period (in 000's)       $430,028        $515,682        $136,341       $ 79,495       $10,120
                                             ========        ========        ========       ========       =======

Ratio of expenses to average net assets
  Before expense reimbursement/recoupment        1.25%           1.26%           1.33%          1.46%         2.93%++
  After expense reimbursement/recoupment          n/a             n/a            1.40%          1.48%         1.48%++
                                               ======          ======          ======         ======        ======

Ratio of net investment income
  (loss) to average net assets,
  after expense reimbursement/recoupment        (0.04%)         (0.06%)          0.27%          0.66%         1.40%++
                                               ======          ======          ======         ======        ======

Portfolio turnover rate                        143.70%         107.17%         130.54%        151.37%       152.21%
                                               ======          ======          ======         ======        ======

                                                                     Core Equity Portfolio
                                         -----------------------------------------------------------------------------
                                         For the fiscal  For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                           year ending     year ending    year ending     year ending       through
                                             03/31/99        03/31/98       03/31/97       03/31/96        03/31/95*
                                         --------------  --------------  --------------  --------------  -------------
Net asset value, beginning of period        $   24.67        $  18.97        $  17.53       $  13.84       $ 12.00
                                            ---------        --------        --------       --------       -------
Income from investment operations
  Net investment income (loss)                   0.05            0.07            0.13           0.11          0.11
  Net realized and unrealized gain
    (loss) on investments                        1.95            8.86            2.86           5.13          2.00
                                            ---------        --------        --------       --------       -------
      Total from investment operations           2.00            8.93            2.99           5.24          2.11
                                            ---------        --------        --------       --------       -------

Distributions
  From net investment income                    (0.07)          (0.07)          (0.13)         (0.11)        (0.07)
  From net realized gains                       (1.26)2         (3.16)          (1.42)         (1.44)        (0.20)
                                            ---------        --------        --------       --------       -------
    Total distributions                         (1.33)          (3.23)          (1.55)         (1.55)        (0.27)
                                            ---------        --------        --------       --------       -------
Net asset value, end of period               $  25.34        $  24.67        $  18.97       $  17.53       $ 13.84
                                             ========        ========        ========       ========       =======

Total return                                     8.64%          49.64%          17.88%         38.64%        17.87%+
                                             ========        ========        ========       ========       =======

Net assets at end of period (in 000's)       $910,587        $698,665        $260,629       $107,665       $20,430
                                             ========        ========        ========       ========       =======

Ratio of expenses to average net assets
  Before expense reimbursement/recoupment        1.13%           1.14%           1.18%          1.30%         1.86%++
  After expense reimbursement/recoupment          n/a             n/a            1.22%          1.29%         1.29%++
                                             ========        ========        ========       ========       =======

Ratio of net investment income (loss)
  to average net assets, after expense
  reimbursement/recoupment                       0.23%           0.37%           0.74%          1.07%         1.25%++
                                             ========        ========        ========       ========       =======

Portfolio turnover rate                        132.91%         119.88%         146.12%        138.02%       133.18%
                                             ========        ========        ========       ========       =======

*    Commencement of operations 05/10/94.
+    Not Annualized.
++   Annualized.
1 Of this amount, the fund designates $0.17 as a capital gain dividend per IRC Section 852(b)(3).
2 Of this amount, the fund designates $0.68 as a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                           Balanced Portfolio
                                         -----------------------------------------------------------------------------
                                         For the fiscal  For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                           year ending     year ending    year ending     year ending       through
                                             03/31/99        03/31/98       03/31/97       03/31/96        03/31/95*
                                         --------------  --------------  --------------  --------------  -------------
Net asset value, beginning of period         $  16.78        $  14.76        $  14.53       $  12.96       $ 12.00
                                             --------        --------        --------       --------       -------
Income from investment operations
  Net investment income (loss)                   0.28            0.35            0.37           0.38          0.30
  Net realized and unrealized gain
    (loss) on investments                        0.85            4.46            1.28           2.82          1.13
                                             --------        --------        --------       --------       -------
      Total from investment operations           1.13            4.81            1.65           3.20          1.43
                                             --------        --------        --------       --------       -------

Distributions
  From net investment income                    (0.28)          (0.35)          (0.37)         (0.37)        (0.31)
  From net realized gains                       (0.93)1         (2.44)          (1.05)         (1.26)        (0.16)
                                             --------        --------        --------       --------       -------
      Total distributions                       (1.21)          (2.79)          (1.42)         (1.63)        (0.47)
                                             --------        --------        --------       --------       -------
Net asset value, end of period               $  16.70        $  16.78        $  14.76       $  14.53       $ 12.96
                                             ========        ========        ========       ========       =======
Total return                                     7.22%          34.57%          11.83%         25.58%        12.23%+
                                             ========        ========        ========       ========       =======
Net assets at end of period (in 000Os)       $ 96,844        $ 72,724        $ 40,630       $ 32,080       $13,724
                                             ========        ========        ========       ========       =======

Ratio of expenses to average net assets
  Before expense reimbursement/recoupment        1.22%           1.28%           1.31%          1.50%         2.29%++
  After expense reimbursement/recoupment         1.19%           1.19%           1.19%          1.19%         1.19%++
                                             ========        ========        ========       ========       =======

Ratio of net investment income (loss) to
  average net assets, after expense
  reimbursement/recoupment                       1.78%           2.09%           2.50%          2.76%         3.04%++
                                             ========        ========        ========       ========       =======

Portfolio turnover rate                        108.28%         102.98%         133.68%        114.85%        92.40%
                                             ========        ========        ========       ========       =======

                                                                 Intermediate Fixed Income Portfolio
                                         -----------------------------------------------------------------------------
                                         For the fiscal  For the fiscal  For the fiscal  For the fiscal  From 05/10/94
                                           year ending     year ending    year ending     year ending       through
                                             03/31/99        03/31/98       03/31/97       03/31/96        03/31/95*
                                         --------------  --------------  --------------  --------------  -------------
Net asset value, beginning of period         $  12.45        $  12.08        $  12.33       $  12.00       $ 12.00
                                             --------        --------        --------       --------       -------
Income from investment operations
  Net investment income (loss)                   0.68            0.71            0.65           0.70          0.57
  Net realized and unrealized gain
    (loss) on investments                        0.11            0.37           (0.25)          0.34            --
                                             --------        --------        --------       --------       -------
      Total from investment operations           0.79            1.08            0.40           1.04          0.57
                                             --------        --------        --------       --------       -------

Distributions
  From net investment income                    (0.68)          (0.71)          (0.64)         (0.70)        (0.57)
  From net realized gains                       (0.32)2            --           (0.01)         (0.01)           --
                                             --------        --------        --------       --------       -------
      Total distributions                       (1.00)          (0.71)          (0.65)         (0.71)        (0.57)
                                             --------        --------        --------       --------       -------
Net asset value, end of period               $  12.24        $  12.45        $  12.08       $  12.33       $ 12.00
                                             ========        ========        ========       ========       =======
Total return                                     6.49%           9.11%           3.35%          8.85%         4.92%+
                                             ========        ========        ========       ========       =======
Net assets at end of period (in 000Os)       $ 20,405        $ 19,961        $ 19,303       $  9,740       $ 6,370
                                             ========        ========        ========       ========       =======

Ratio of expenses to average net assets
  Before expense reimbursement/recoupment        1.04%           1.19%           1.53%          2.17%         2.44%++
  After expense reimbursement/recoupment         0.55%           0.55%           0.95%          0.95%         0.95%++
                                             ========        ========        ========       ========       =======

Ratio of net investment income (loss) to
  average net assets, after expense
  reimbursement/recoupment                       5.39%           5.73%           5.42%          5.69%         5.57%++
                                             ========        ========        ========       ========       =======

Portfolio turnover rate                         54.59%          15.99%           8.37%         15.49%         5.21%
                                             ========        ========        ========       ========       =======

*    Commencement of operations 05/10/94.
+    Not Annualized.
++   Annualized.
1 Of this amount, the fund designates $0.45 as a capital gain dividend per IRC Section 852(b)(3).
2 Of this amount, the fund designates $0.24 as a capital gain dividend per IRC Section 852(b)(3).

See Accompanying Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
MARCH 31, 1999

NOTE 1.  ORGANIZATION

     Rainier Investment Management Mutual Funds (the "Trust") was organized as a business trust in Delaware on December 15, 1993 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Trust consists of four separate series of portfolios: Small/Mid Cap Equity Portfolio, Core Equity Portfolio, Balanced Portfolio, and Intermediate Fixed Income Portfolio (each a "Fund" and collectively the "Funds").

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

     The following significant accounting policies are consistently followed by the Funds in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

     A) SECURITY VALUATION: The Funds invest in a range of securities, generally including equities and U.S. Government securities. Equity securities are valued at the last sale price (for exchange-listed securites) or the last bid price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Debt securities with 60 days or less remaining to maturity are valued on an amortized cost basis.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. There were no such securities held during the year ending March 31, 1999.

     B) SECURITY TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS: Security transactions are recorded on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recorded on an accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized. Distributions to shareholders are recorded on the ex-dividend date.

     C) FEDERAL INCOME TAXES: The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to shareholders of the Funds. Therefore, no provision is made for Federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) are recorded by the Funds.

     On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made between the paid-in capital, undistributed net investment income and undistributed net realized gain (loss) on investment accounts.

     The Small/Mid Cap Equity Portfolio has a capital loss carryforward of $24,908,862 expiring on March 31, 2007.

     D) DEFERRED ORGANIZATION COSTS: Organization costs of $22,375 have been capitalized for each Fund as of April 8, 1994 and are being amortized over a period of 60 months beginning on the date the Funds' registration became effective. Rainier Investment Management, Inc.(R) (the "Investment Advisor") has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Funds' organization costs, the proceeds will be reduced for the unamortized balances of such costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of redemption.

     E) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of income and expenses at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     A) INVESTMENT MANAGEMENT AGREEMENT: The Trust, on behalf of the Funds, has entered into an investment management agreement with the Investment Advisor. Under the terms of the agreement, the Trust will pay a fee equal to the following annual percentages of average daily net assets:

Small/Mid Cap Equity Portfolio               0.85%
Core Equity Portfolio                        0.75%
Balanced Portfolio                           0.70%
Intermediate Fixed Income Portfolio          0.50%

     This agreement may be terminated by either party upon 60 days' written notice.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the management fee for the Intermediate Fixed Income Portfolio to 0.45% of the Portfolio's average annual net assets.

     Although not required to do so, the Investment Advisor has agreed to reimburse each Fund to the extent necessary so that its ratio of operating expenses to average daily net assets will not exceed the following levels. Overall operating expense for each Fund will not fall below the applicable percentage limitation until the Investment Advisor has been fully reimbursed for fees foregone and expenses paid by the Investment Advisor under this agreement:

Small/Mid Cap Equity Portfolio                                1.48%
Core Equity Portfolio                                         1.29%
Balanced Portfolio                                            1.19%
Intermediate Fixed Income Portfolio                           0.55%

     These percentages are based on the average daily net assets of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and sales charges.

     B) DISTRIBUTION PLAN: The Trust, on behalf of the Funds, has approved a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Funds will pay a fee to the Investment Advisor (as the distribution coordinator) at an annual rate of up to 0.25% of each Fund's average daily net assets. The fee is paid to the Investment Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activities.

     Effective April 1, 1997, the Investment Advisor has voluntarily undertaken to limit the distribution fee for the Intermediate Fixed Income Portfolio to 0.10% of the Portfolio's average annual net assets.

     C) ADMINISTRATIVE SERVICES AGREEMENT: The Trust, on behalf of the Funds, has entered into an administrative services agreement with an unrelated third party. Under the terms of the agreement, each Fund will pay a monthly fee based on the greater of $40,000 annual minimum or the annual rate of:

0.10% of first $100 million of average daily net assets
0.05% of next $100 million of average daily net assets
0.03% of average net assets over $200 million.

     For the fiscal year beginning April 1, 1998, the Intermediate Fixed Income Portfolio is not subject to the $40,000 annual minimum.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

     The aggregate security purchases and sales, other than short-term obligations and U.S. Government securities, for the year ending March 31, 1999 were as follows:

Fund                                              Purchases            Sales
-----------------------------------            --------------     --------------
Small/Mid Cap Equity Portfolio                 $  758,189,559     $  728,059,285
Core Equity Portfolio                           1,202,775,059      1,053,195,877
Balanced Portfolio                                 99,368,768         82,409,072
Intermediate Fixed Income Portfolio                 1,670,236            786,231

     The Balanced Portfolio and Intermediate Fixed Income Portfolio purchased $7,483,753 and $7,992,592 respectively, and sold $5,472,500 and $9,478,047, respectively, of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Small/Mid Cap Equity Portfolio and Core Equity Portfolio.

     The aggregate unrealized appreciation and depreciation of portfolio securities at March 31, 1999, based on costs for federal income tax purposes were as follows:

                                  Gross             Gross              Net
                                Unrealized        Unrealized        Unrealized
Fund                           Appreciation      Depreciation      Appr./(Depr.)
-------------------------      ------------      ------------      -------------
Small/Mid Cap Equity           $  4,980,813      $18,019,982      ($ 13,039,169)
Core Equity                     141,265,318        1,868,611        139,396,707
Balanced                         10,247,886           71,177         10,176,709
Intermediate Fixed Income           106,535            2,094            104,441

NOTE 5.  RELATED PARTY TRANSACTIONS

     Certain officers and Trustees of the Funds are also officers and/or directors of the Investment Advisor. Outside Trustees are compensated by the Trust at the total rate of $6,000 per year plus $1,500 for each meeting of the Board of Trustees attended and any travel expenses incurred in such meetings.

     On December 10, 1998, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $1,500 per quarter and $1,500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted to reflect a value which would have been earned if the account had been invested in a designated investment. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account.


                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Rainier Investment Management Mutual Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rainier Investment Management Mutual Funds (comprised of Small/Mid Cap Equity, Core Equity, Balanced and Intermediate Fixed Income Portfolios), as of March 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Rainier Investment Management Mutual Funds as of March 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

KPMG LLP

Seattle, Washington
May 17, 1999

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
                     DIRECTORY OF FUNDS' SERVICE PROVIDERS

INVESTMENT ADVISOR
Rainier Investment Management, Inc.,(R) 601 Union Street, Suite 2801, Seattle, WA 98101

DISTRIBUTOR
First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261-E, Phoenix, AZ 85018

ADMINISTRATOR
Investment Company Administration LLC, 2020 E. Financial Way, Suite 100, Glendora, CA 91741

CUSTODIAN, TRANSFER AGENT AND FUND ACCOUNTANT
Firstar Mutual Fund Services LLC, 615 E. Michigan Street,
Milwaukee, WI 53202

INDEPENDENT AUDITORS
KPMG LLP, 3100 Two Union Square, 601 Union Street, Seattle, WA 98101

LEGAL COUNSEL
Paul, Hastings, Janofsky & Walker LLP, 345 California Street,
San Francisco, CA 94104


                               INDEX DESCRIPTIONS

The Standard & Poor's 500 Stock Index is an unmanaged index composed of 500 industrial, utility, transportation and financial companies of the U.S. markets. The Index represents about 75% of New York Stock Exchange ("NYSE") market capitalization and 30% of NYSE issues. It is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

The Russell 1000(R) Index, the Russell Midcap(a) Index, the Russell 2000(R) Index and the Russell 2500(TM) Index are unmanaged indices composed of the equities of companies ranging in value from approximately $1.4 to $271.6 billion, $1.4 to $10.3 billion, $221.9 million to $1.4 billion, and $221.9 million to $3.7 billion, respectively, as of May 31, 1998.

The Lehman Brothers Government/Corporate Intermediate Bond Index ("Lehman Intermediate Bond Index") is an unmanaged index composed of all bonds covered by the Lehman Brothers Government/Corporate Index with maturities between one and
9.99 years.

The Consumer Price Index ("CPI") is a measure of change in consumer prices as determined by a monthly survey of the U.S. Bureau of Labor Statistics.

The Salomon Brothers 3-Month Treasury Bill Index ("91-Day U.S. Treasury Bill Index") is an unmanaged index of equal dollar amounts of three-month Treasury bills purchased at the beginning of each of three consecutive months.

The "Balanced Index" consists of 50% Standard & Poor's 500 Stock Index, 40% Lehman Brothers Government/Corporate Intermediate Bond Index, 10% 91-Day U.S. Treasury Bill Index.

                                       33